Share-based Compensation - Share option activity (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 16, 2023	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Aggregate Intrinsic Value
Share-based compensation expense			$ 2,319,000	$ 309,000	$ 309,000	$ 4,685,000	$ 300,000
Aggregate purchase price		$ 79,900,000				$ 63,846,000
PSO
Number of Options
Exercises of stock options (in Shares)						45,611
Aggregate Intrinsic Value
Share-based compensation expense						$ 45,611,000
Aggregate purchase price						$ 75,000,000
Equity Incentive Plan 2023
Number of Options
Beginning balance						383,371
Granted	8,059,796					5,874,144
Forfeited						(576,044)
Ending balance			5,681,471			5,681,471	383,371	383,371
Options vested and exercisable			1,402,191			1,402,191
Weighted Average Exercise Price
Beginning balance						$ 0.84
Granted						2.16
Forfeited						1.20
Ending balance			$ 2.17			2.17	$ 0.84	$ 0.84
Options vested and exercisable			$ 5.59			$ 5.59
Weighted Average Remaining Contractual Life
Options outstanding						9 years 9 months 18 days		9 years 4 months 24 days
Options vested and exercisable						9 years 9 months 18 days
Aggregate Intrinsic Value
Options outstanding			$ 34,239,000			$ 34,239,000	$ 1,804,000	$ 1,804,000
Options vested and exercisable			$ 3,915,000			$ 3,915,000
Equity Incentive Plan 2023 | Recapitalization
Number of Options
Beginning balance						3,547
Recapitalization								379,824
Ending balance							3,547	3,547
Weighted Average Exercise Price
Beginning balance						$ 90.50
Recapitalization								$ (89.66)
Ending balance							$ 90.50	$ 90.50
Weighted Average Remaining Contractual Life
Options outstanding								9 years 4 months 24 days
Aggregate Intrinsic Value
Options outstanding							$ 1,804,000	$ 1,804,000